Schedule of Other Assets (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Intangibles, net – See Note 6	$ 40,227	$ 52,513	$ 62,480
Deposits or advance payments on machinery, molds and components (see Note 15)			336,466
Other – See Note 7	326,061	76,062	12,370
Total Other assets	$ 366,288	$ 128,575	$ 411,316